Organization and Summary of Significant Accounting Policies - Liquidity (FY) (Details) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 10, 2017 USD ($) $ / shares shares	Apr. 26, 2017 USD ($) $ / shares shares	Mar. 08, 2017 USD ($)	Oct. 21, 2016	Apr. 30, 2017 USD ($)	Jan. 31, 2016 $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Apr. 30, 2018 $ / shares	Apr. 20, 2017 $ / shares	Dec. 31, 2015 USD ($)	Feb. 28, 2015 $ / shares	Oct. 17, 2014 $ / shares shares	Aug. 25, 2014 USD ($)
Basis of Presentation
Net income							$ (2,838)	$ (3,832)				$ (7,386)	$ 2,767	$ 321	$ (7,433)
Accumulated deficit							(323,373)					(323,373)		(315,987)	(316,308)
Cash							$ 5,283	$ 8,463			$ 8,463	$ 5,283	$ 8,463	$ 6,331	$ 2,087			$ 3,887
Net proceeds from sale of common stock and warrants after transaction costs									$ 9,600	$ 9,600
Number of securities called by warrants (shares) | shares							13,095,000					13,095,000		7,084,000
Maximum potential proceeds from divestiture			$ 12,700
Proceeds from sale of rights to Vitaros product line			11,500
Payment received for inventory					$ 709
Transition services payments											$ 500
Shelf registration statement, available amount							$ 95,200					$ 95,200		$ 100,000							$ 100,000
Public float, primary public offerings of securities, threshold (less than)							$ 75,000					$ 75,000		$ 75,000
Public float, primary public offerings of securities, percent of public float eligible to be raised if under threshold							33.33%					33.33%		33.33%
Reverse stock split, conversion ratio				0.1
Loan And Security Agreement
Basis of Presentation
Repayment of term loans			$ 6,600
September 2017 Warrants
Basis of Presentation
Number of securities called by warrants (shares) | shares														1,068,000
Warrant exercise price (USD per share) | $ / shares														$ 1.67
September 2017 Placement Agent Warrants
Basis of Presentation
Number of securities called by warrants (shares) | shares							379,000					379,000		107,000
Warrant exercise price (USD per share) | $ / shares							$ 0.60					$ 0.60		$ 2.16
Common Stock
Basis of Presentation
Warrant exercise price (USD per share) | $ / shares						$ 8.80													$ 18.20
Number of securities called by each warrant (in shares) | shares						2
September 2017 Financing
Basis of Presentation
Net proceeds from sale of common stock and warrants after transaction costs	$ 3,100
September 2017 Financing | September 2017 Warrants
Basis of Presentation
Number of securities called by warrants (shares) | shares	1,068,307
Warrant exercise price (USD per share) | $ / shares	$ 1.67															$ 0.60
Warrants, period from issuance in which warrants are exercisable	2 years 6 months
Warrant expiration period (in years)	2 years 6 months
September 2017 Financing | September 2017 Placement Agent Warrants
Basis of Presentation
Warrant exercise price (USD per share) | $ / shares	$ 2.16															$ 0.60
Warrants, period from issuance in which warrants are exercisable	2 years 6 months
Warrant expiration period (in years)	2 years 6 months
September 2017 Financing | HC Wainwright | September 2017 Placement Agent Warrants
Basis of Presentation
Number of securities called by warrants (shares) | shares	106,831
April 2017 Financing
Basis of Presentation
Warrant exercise price (USD per share) | $ / shares		$ 1.55
Sale of stock, price per share (USD per share) | $ / shares		$ 1.40
Warrant expiration period (in years)		5 years
April 2017 Financing | Underwriter Warrants
Basis of Presentation
Warrant exercise price (USD per share) | $ / shares		$ 1.75
Warrant expiration period (in years)		5 years
April 2017 Warrant Amendment | Private Placement and Placement Agent Warrants
Basis of Presentation
Warrant exercise price (USD per share) | $ / shares																	$ 1.55
Common Stock
Basis of Presentation
Issuance of common stock (shares) | shares						252,842
Common Stock | Loan And Security Agreement
Basis of Presentation
Number of securities called by warrants (shares) | shares																				19,380
Warrant exercise price (USD per share) | $ / shares																				$ 12.90
Common Stock | September 2017 Financing
Basis of Presentation
Issuance of common stock (shares) | shares	2,136,614
Shares issued, price per share (USD per share) | $ / shares	$ 1.73
Common Stock | April 2017 Financing
Basis of Presentation
Net proceeds from financing transaction		$ 5,900
Number of securities called by each warrant (in shares) | shares		0.75
Common Stock | April 2017 Financing | HC Wainwright
Basis of Presentation
Number of units sold in transaction (in shares) | shares		5,030,000
Common Stock | April 2017 Financing | HC Wainwright | Underwriter Warrants
Basis of Presentation
Number of securities called by warrants (shares) | shares		251,500